FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                           BMA VARIABLE LIFE ACCOUNT A
                                       and
                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                      Supplement dated October 27, 2000 to
                          Prospectus dated May 1, 2000


         Effective immediately, the Van Eck Worldwide Bond Fund is not available for investment. You may put your money in the other investment choices described in the prospectus for the variable life insurance policy issued by BMA.


V1080-SUP1